EARNINGS PER COMMON SHARE	6 Months Ended
Jun. 30, 2015
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE

8.EARNINGS PER COMMON SHARE

Earnings per common share is calculated by dividing earnings attributable to common shareholders by the weighted average number of common shares outstanding. The weighted average number of common shares outstanding has been reduced by the Company’s pro-rata weighted average interest in its own common shares of 12 million (2014 - 12 million) for the three and six months ended June 30, 2015, resulting from the Company’s reciprocal investment in Noverco Inc.

The treasury stock method is used to determine the dilutive impact of stock options. This method assumes any proceeds from the exercise of stock options would be used to purchase common shares at the average market price during the period.

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
(number of shares in millions)
Weighted average shares outstanding	846	824	843	822
Effect of dilutive options	12	10	13	10

Diluted weighted average shares outstanding	858	834	856	832

For the three and six months ended June 30, 2015, 5,851,770 anti-dilutive stock options (2014 - 5,945,800 and 7,183,912) with a weighted average exercise price of $59.14 (2014 - $48.80 and $48.12) were excluded from the diluted earnings per common share calculation.